Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 639,745	$ 744,018
2025	645,325	646,954
2026	663,001	652,597
2027	681,520	670,472
2028	704,401	689,200
From 2029 to June 30, 2038	4,898,072	5,665,601
Total	8,232,064	9,068,842
Less: amounts representing interest	2,080,860	2,420,472
Present value of future minimum lease payments	6,151,204	6,648,370
Less: Current obligations	346,005	427,855
Long term obligations	5,805,199	6,220,515
2023	639,745	744,018
2024	645,325	646,954
2025	663,001	652,597
2026	681,520	670,472
2027	704,401	689,200
From 2028 to June 30, 2038	$ 4,898,072	$ 5,665,601